Basis for preparation, consolidation and accounting policies - Impact of Adoption of IFRS 16 on consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 14, 2018	Dec. 31, 2017
Assets
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	$ 1,650,361	$ 1,754,372	$ 1,847,615
Right-of-use assets	7,178	6,185
Deferred income tax asset	73,850	74,556
Total assets	3,979,617	4,107,274	4,217,221
Liabilities
Financial obligations	25,086	265,692
Total liabilities	1,179,760	1,139,074	1,187,656
Retained earnings	1,503,785	1,639,658
Total shareholders' equity, net	2,799,857	2,968,200	3,029,565		$ 3,063,627
Minera Yanacocha SRL and subsidiary [Member]
Assets
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	1,039,579	1,038,294	840,454
Deferred income tax asset	1,071	1,071
Total assets	2,313,438	2,312,072
Liabilities
Total liabilities	1,989,052	1,822,360
Retained earnings	(32,134)	133,315
Total shareholders' equity, net	$ 324,386	$ 489,712	$ 583,723	$ 6,216	$ 659,115